UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VIRGINIA MONEY MARKET FUND
JUNE 30, 2009









                                                                      (Form N-Q)

48503-0809                                   (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)


CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS) Principal and interest payments are insured by Assured Guaranty Corp. or Financial Security Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Branch Banking & Trust Co., Citibank, N.A., Citigroup, Inc., Deutsche Postbank, Dexia Credit Local, Freddie Mac, JPMorgan Chase Bank, N.A., Morgan Stanley, Suntrust Bank, U.S. Bank, N.A., or Wells Fargo & Co.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Freddie Mac or National Rural Utility Corp.


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1  |  USAA Virginia Money Market Fund
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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS


EDA            Economic Development Authority
IDA            Industrial Development Authority/Agency

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                                                 Portfolio of Investments  |   2

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PORTFOLIO OF INVESTMENTS


USAA VIRGINIA MONEY MARKET FUND
June 30, 2009 (unaudited)


 PRINCIPAL
 AMOUNT                                                    COUPON          FINAL              VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------

               VARIABLE-RATE DEMAND NOTES (95.8%)

               VIRGINIA (86.9%)
$  8,000       Alexandria IDA (LOC - Branch Banking &
                  Trust Co.)                                0.31%        10/01/2030         $ 8,000
   5,000       Alexandria IDA (LOC - Branch Banking &
                  Trust Co.)                                0.31         10/01/2035           5,000
   7,000       Caroline County IDA (LOC - Regions Bank)     3.10         12/01/2037           7,000
   3,250       Charlottesville IDA (LOC - U.S. Bank,
                  N.A.)                                     0.45          7/01/2010           3,250
  14,755       Chesapeake Bay Bridge and Tunnel
                  (LIQ)(LOC - Citigroup, Inc.) (a)          0.65          7/01/2025          14,755
   8,500       Chesapeake Hospital Auth. (LOC - SunTrust
                  Bank)                                     2.50          7/01/2031           8,500
   9,700       Chesterfield County EDA (LIQ)(INS)           0.85         11/01/2042           9,700
   8,750       Chesterfield County IDA                      0.45          8/01/2009           8,750
   2,910       Clarke County IDA (LOC - Wachovia Bank,
                  N.A.)                                     0.32         12/01/2020           2,910
   5,000       Clarke County IDA (LIQ)(INS)                 0.60          1/01/2030           5,000
   8,345       College Building Auth. (LIQ) (a)             0.37          9/01/2028           8,345
   1,830       Fairfax County EDA (LOC - Wachovia Bank,
                  N.A.)                                     0.47          6/01/2021           1,830
   6,000       Fairfax County EDA (LOC - SunTrust Bank)     2.50          6/01/2037           6,000
   3,000       Fairfax County IDA (LIQ) (a)                 0.32          8/15/2023           3,000
  10,000       Harrisonburg Redevelopment and Housing
                  Auth. (LIQ)(NBGA) (a)                     0.46          2/01/2026          10,000
   6,500       Henrico County EDA (INS)(LIQ)                0.80         11/01/2042           6,500
   2,550       Henrico County IDA (NBGA)                    1.10          7/15/2016           2,550
  12,640       Henrico County Water and Sewer System
                  (LIQ) (a)                                 0.43          5/01/2014          12,640
  10,000       Housing Dev. Auth. (LIQ) (a)                 0.50          7/01/2010          10,000
   6,600       Housing Dev. Auth. (LIQ) (a)                 0.50          1/01/2031           6,600
   3,330       Housing Dev. Auth. (LIQ) (a)                 0.50          1/01/2031           3,330
   3,000       Orange County IDA (LOC - Wachovia Bank,
                  N.A.)                                     0.47         12/01/2034           3,000
   3,500       Peninsula Ports Auth. (LOC - Citibank,
                  N.A.)                                     0.27          7/01/2016           3,500
   3,000       Resources Auth. (LIQ)                        2.50         10/01/2028           3,000
   4,000       Richmond IDA (LOC - SunTrust Bank)           2.70          7/01/2022           4,000
   5,800       Richmond Public Utility (LIQ)(INS) (a)       0.40          1/15/2035           5,800
   2,640       Roanoke County EDA (LOC - Branch Banking
                  & Trust Co.)                              0.50         10/01/2028           2,640
  11,000       Russell County IDA (LOC - Regions Bank)      4.00          7/01/2038          11,000
   2,500       Smyth County IDA (LOC - Regions Bank)        4.00          7/01/2032           2,500
   5,980       Stafford County and Staunton IDA
                  (LIQ)(LOC - U.S. Bank, N.A.) (a)          0.25          2/01/2015           5,980
     830       Stafford County EDA (INS)(LIQ) (a)           0.45         10/01/2015             830
   3,000       Suffolk EDA (LIQ) (a)                        0.45          5/01/2030           3,000
   1,495       Suffolk Redevelopment and Housing Auth.
                  (LOC - Wells Fargo Bank, N.A.)            0.37          9/01/2019           1,495
  11,000       Suffolk Redevelopment and Housing Auth.
                  (LIQ)(NBGA) (a)                           0.41          7/01/2024          11,000
   7,575       Univ. of Virginia (LIQ) (a)                  0.35          6/01/2037           7,575

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3  |  USAA Virginia Money Market Fund

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 PRINCIPAL
 AMOUNT                                                    COUPON          FINAL              VALUE
 (000)         SECURITY                                     RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------
$ 3,245        Virginia Beach (LIQ) (a)                     0.28%        10/01/2015         $ 3,245
                                                                                    ---------------
                                                                                            212,225
                                                                                    ---------------
               PUERTO RICO (8.9%)
 14,000        Commonwealth (LIQ)(LOC - Bank of America,
                  N.A.) (a)                                 0.75          7/01/2011          14,000
  5,000        Electric Power Auth. (LIQ)(LOC - Dexia
                  Credit Local) (a)                         1.74          7/01/2033           5,000
  2,600        Highway and Transportation Auth.
                  (LIQ)(LOC - Dexia Credit Local) (a)       1.74          7/01/2041           2,600
                                                                                    ---------------
                                                                                             21,600
                                                                                    ---------------
               Total Variable-Rate Demand Notes (cost: $233,825)                            233,825
                                                                                    ---------------

               PUT BONDS (1.0%)

               PUERTO RICO (1.0%)
  2,500        Industrial, Medical and Environmental
                  Pollution Control Facilities
                  Financing Auth.  (cost:  $2,500)          2.00          3/01/2023           2,500
                                                                                    ---------------


               TOTAL INVESTMENTS (COST: $236,325)                                   $       236,325
                                                                                    ===============

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                                                  Portfolio of Investments  |  4

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NOTES TO PORTFOLIO
OF INVESTMENTS

June 30, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

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5  |  USAA Virginia Money Market Fund

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The inputs or  methodology  used for valuing  securities is not  necessarily  an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's assets as of June 30, 2009:

                                          Other Significant     Significant
                         Quoted Prices   Observable Inputs   Unobservable Inputs
Investments                (Level 1)         (Level 2)           (Level 3)
--------------------------------------------------------------------------------
Municipal Securities*         $-            $236,325,000            $-
                         -------------------------------------------------------
Total                         $-            $236,325,000            $-
--------------------------------------------------------------------------------
*Includes debt securities issued by states, territories, and possessions of the United States, and political subdivisions thereof. Refer to the portfolio of investments for a detailed list of the Fund's investments.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The fund had no delayed-delivery or when-issued commitments as of June 30, 2009.

D. GUARANTEE PROGRAM - On April 10, 2009, the Trust's Board of Trustees approved the continuation of the Fund's participation in the U.S. Department of the Treasury's (the U.S. Treasury) Temporary Guarantee Program for Money Market Funds (the Program) through September 18, 2009. Subject to certain terms and conditions, the Program provides coverage to shareholders for amounts held in participating money market funds as of the close of business on September 19, 2008. If the Fund's NAV declines to below $0.995 after that date (Guarantee Event), the Program will provide coverage to Fund shareholders for up to $1 per share for the lesser of either the number of shares the shareholder held in the Fund at the close of business on that date or the number of shares the shareholder holds on the date that the Guarantee Event occurs. Fund shares acquired after September 19, 2008, generally are not covered under the Program. Additionally, shareholders not invested in the Fund on September 19, 2008, or shareholders who had a zero balance after September 19, 2008, will not be covered under the Program. As a requirement of continued participation in the Program, the Fund has agreed to liquidate within approximately 30 days if a Guarantee Event occurs. Participation in the Program does not guarantee a $1 NAV upon redemption or liquidation of shares. The amount of coverage is dependent on the availability of assets in the Exchange Stabilization Fund as determined by the U.S. Treasury. The U.S. Treasury and the Internal Revenue Service have issued guidance that confirms participation in the Program will not be treated as a federal guarantee that jeopardizes the tax-exempt treatment of payments by the Fund. The Fund will be responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the term of the Program
================================================================================
                                           Notes to Portfolio of Investments | 6

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(September  19,  2008,  through  September  18,  2009) is 0.04% of the number of shares outstanding of the Fund as of September 19, 2008.

E. SUBSEQUENT EVENTS - Effective June 30, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through August 25, 2009, the date the quarterly report was issued, and has included disclosures and accounting adjustments in the quarterly report for any subsequent events that impacted the Fund's financial condition at June 30, 2009.

F. As of June 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $244,168,000 at June 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================
7  |  USAA Virginia Money Market Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.